CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [Member]	Reserve of exchange differences on translation [Member]	Reserve of cash flow hedges [Member]	Reserve of actuarial losses on defined benefit plans [Member]	Other reserves [Member]	Total other reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2021	$ 7,818,504	$ 803,618	$ (1,155,195)	$ (136,859)	$ (20,766)	$ 71,750	$ (1,241,070)	$ 8,248,185	$ 7,810,733	$ 7,771
Comprehensive income
Net profit (loss)	704,226	0	0	0	0	0	0	704,480	704,480	(254)
Other comprehensive income (loss), net of tax	177,578	0	57,866	126,747	(14,608)	7,572	177,577	0	177,577	1
Comprehensive income	881,804	0	57,866	126,747	(14,608)	7,572	177,577	704,480	882,057	(253)
Dividends	(440,324)	0	0	0	0	0	0	(437,995)	(437,995)	(2,329)
Increase (decrease) through transfers and other changes equity	0	0	0	0	0	13,769	13,769	(13,769)	0	0
Changes in equity	441,480	0	57,866	126,747	(14,608)	21,341	191,346	252,716	444,062	(2,582)
Closing balance at Dec. 31, 2022	8,259,984	803,618	(1,097,329)	(10,112)	(35,374)	93,091	(1,049,724)	8,500,901	8,254,795	5,189
Comprehensive income
Net profit (loss)	(358,527)	0	0	0	0	0	0	(358,560)	(358,560)	33
Other comprehensive income (loss), net of tax	199,901	0	256,452	(54,840)	(1,990)	90	199,712	0	199,712	189
Comprehensive income	(158,626)	0	256,452	(54,840)	(1,990)	90	199,712	(358,560)	(158,848)	222
Equity issue	1,376	0	0	0	0	0	0	0	0	1,376
Dividends	(92,923)	0	0	0	0	0	0	(92,719)	(92,719)	(204)
Increase (decrease) through transfers and other changes equity	0	0	0	0	0	13,877	13,877	(13,877)	0	0
Increase (decrease) through changes in the participation of subsidiaries and ownership interests in subsidiaries that do not result in loss of control	(782)	0	0	0	0	0	0	(782)	(782)	0
Changes in equity	(250,955)	0	256,452	(54,840)	(1,990)	13,967	213,589	(465,938)	(252,349)	1,394
Closing balance at Dec. 31, 2023	8,009,029	803,618	(840,877)	(64,952)	(37,364)	107,058	(836,135)	8,034,963	8,002,446	6,583
Comprehensive income
Net profit (loss)	476,281	0	0	0	0	0	0	476,470	476,470	(189)
Other comprehensive income (loss), net of tax	147,696	0	125,097	14,940	(559)	8,461	147,939	0	147,939	(373)
Comprehensive income	623,847	0	125,097	14,940	(559)	8,461	147,939	476,470	624,409	(562)
Equity issue	300,664	300,000	0	0	0	0	0	0	300,000	664
Dividends	(206,909)	0	0	0	0	0	0	(206,684)	(206,684)	(225)
Increase (decrease) through transfers and other changes equity	0	0	0	0	0	(10,551)	(10,551)	10,551	0	0
Increase (decrease) through changes in the participation of subsidiaries and ownership interests in subsidiaries that do not result in loss of control	(2,916)	0	0	0	0	0	0	(2,916)	(2,916)	0
Changes in equity	714,686	300,000	125,097	14,940	(559)	(2,090)	137,388	277,421	714,809	(123)
Closing balance at Dec. 31, 2024	$ 8,723,715	$ 1,103,618	$ (715,780)	$ (50,012)	$ (37,923)	$ 104,968	$ (698,747)	$ 8,312,384	$ 8,717,255	$ 6,460